Schedule of Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable, gross	¥ 536,078	¥ 389,355
Less: allowance for credit losses	(341,693)	(315,785)
Accounts receivable, net	¥ 194,385	¥ 73,570